Employee benefit obligations - Schedule of major categories of the defined benefit plan assets for the SRP (Detail) - Staff Retirement Plan [Member] € in Millions	Dec. 31, 2025 EUR (€)
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	€ 61
Equity Securities, percent	24.00%
Fixed Income Securities	€ 17
Fixed Income Securities, percent	69.00%
Other Securities	€ 17
Other Securities, percent	7.00%
Cash and income earned but not yet received	€ 1
Cash and income earned but not yet received, percent	0.00%
Total	€ 251
U.S. Large-Cap [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	30	[1]
World Equity Ex-U.S. [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	26	[2]
U.S. Small/Mid-Cap [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	5	[3]
Intermediate Duration Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	112	[4]
Long Duration Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	25	[5]
High Yield Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	9	[6]
U.S. Treasuries [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	26	[7]
Hedge Funds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Other Securities	15	[8]
Core Property Fund [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Other Securities	2	[9]
Quoted Securities [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Cash and income earned but not yet received	1
Total	234
Quoted Securities [Member] | U.S. Large-Cap [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	30	[1]
Quoted Securities [Member] | World Equity Ex-U.S. [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	26	[2]
Quoted Securities [Member] | U.S. Small/Mid-Cap [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	5	[3]
Quoted Securities [Member] | Intermediate Duration Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	112	[4]
Quoted Securities [Member] | Long Duration Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	25	[5]
Quoted Securities [Member] | High Yield Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	9	[6]
Quoted Securities [Member] | U.S. Treasuries [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	26	[7]
Quoted Securities [Member] | Hedge Funds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Other Securities	0	[8]
Quoted Securities [Member] | Core Property Fund [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Other Securities	0	[9]
Unquoted Securities [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Total	17
Unquoted Securities [Member] | U.S. Large-Cap [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	0	[1]
Unquoted Securities [Member] | World Equity Ex-U.S. [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	0	[2]
Unquoted Securities [Member] | U.S. Small/Mid-Cap [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Equity Securities	0	[3]
Unquoted Securities [Member] | Intermediate Duration Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	0	[4]
Unquoted Securities [Member] | Long Duration Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	0	[5]
Unquoted Securities [Member] | High Yield Bonds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	0	[6]
Unquoted Securities [Member] | U.S. Treasuries [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Fixed Income Securities	0	[7]
Unquoted Securities [Member] | Hedge Funds [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Other Securities	15	[8]
Unquoted Securities [Member] | Core Property Fund [Member]
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Line Items]
Other Securities	€ 2	[9]

[1]	US Large-Cap Equity includes investments in funds that invest primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
[2]	Net World Equity Ex-U.S. includes an investment in a fund that invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and that are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
[3]	U.S. Small/Mid Cap Equity includes investment in a fund that aims to produce investment results that correspond to the performance of the Russell Small Cap Completeness Index. The Fund invests substantially all of its assets in securities of companies that are members of the Russell Small Cap Completeness Index.
[4]	Intermediate Duration Bonds include an investment in a fund that seeks to provide current income consistent with the preservation of capital through investment in investment-grade U.S. dollar-denominated fixed-income instruments. This primarily includes U.S. and foreign corporate obligations; fixed-income securities issued by sovereigns or agencies in both developed and emerging foreign markets; obligations of supranational entities; debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental entities and securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.
[5]	Long Duration Bonds includes an investment in a fund that invests primarily in (i) U.S. and foreign corporate obligations (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets (iii) obligations of supranational entities (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental entities and (v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.
[6]	High Yield Bonds includes investment in a fund that seeks to provide total return by investing in riskier, high-yielding fixed income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in high-yield fixed income securities, primarily in securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations, and tranches of collateralized debt obligations and collateralized loan obligations.
[7]	U.S. Treasuries include Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) representing zero coupon Treasury securities with long-term maturities.
[8]	Hedge Funds includes an investment in a collective trust fund that seeks to provide returns that are different from (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds. The fund has semi-annual redemptions in June and December with a pre-notification period of 95 days, and a two-year lock-up on all purchases which have expired.
[9]	The Core Property Fund is a collective trust fund that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets. The fund has quarterly redemptions with a pre-notification period of 105 days, and no lock-up period.